As filed with the Securities and Exchange Commission on May 22, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-21675)

WY Funds
(Exact name of registrant as specified in charter)

5502 North Nebraska Avenue, Tampa, FL  33614
 (Address of principal executive offices) (Zip code)

M. Brent Wertz
5502 North Nebraska Avenue, Tampa, FL  33614
(Name and address of agent for service)

813-238-4800
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2013

Date of reporting period:  03/31/2013

Item 1. Schedule of Investments.

The CORE Fund
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)
	Principal	Fair
	Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 78.84%
FFCB - 0.93%
0.180%, 08/07/2013	$400,000	$400,003
1.930%, 04/18/2019	1,500,000	1,501,154
		1,901,157
FHLB - 9.38%
0.200%, 09/12/2013	500,000	500,203
0.210%, 08/20/2013	250,000	250,102
0.482%, 01/17/2017 (a)	3,000,000	3,008,580
0.560%, 06/11/2015 (a)	2,000,000	2,014,048
5.250%, 12/11/2020 (b)	10,000,000	12,792,650
Series 1239, 4.805%, 08/20/2015	112,756	119,459
Series 2017, 5.250%, 09/15/2017	401,932	433,409
		19,118,451
FHLMC - 18.65%
0.500%, 02/24/2015	1,000,000	1,001,688
1.875%, 03/13/2019	2,200,000	2,233,092
5.680%, 02/03/2027 (b)	2,000,000	2,369,000
Pool G08511, 2.500%, 11/01/2042	1,091,068	1,074,725
Pool E01489, 4.500%, 11/01/2018	439,447	470,788
Pool T69024, 4.500%, 06/01/2042	638,791	669,606
Pool 1B1691, 4.623%, 05/01/2034 (a)	366,192	391,749
Pool 781955, 4.820%, 05/01/2034 (a)	218,983	232,786
Pool G12402, 5.000%, 11/01/2021	471,580	505,618
Pool C90779, 5.000%, 01/01/2024	241,512	259,841
Pool G30284, 5.000%, 02/01/2026	312,999	340,862
Pool N31477, 5.000%, 01/01/2038	510,912	545,776
Pool G12785, 5.500%, 08/01/2017	164,561	176,387
Pool G11759, 5.500%, 12/01/2018	237,199	254,245
Pool G13161, 5.500%, 05/01/2023	226,725	243,869
Pool 847661, 5.762%, 12/01/2036 (a)	230,132	250,626
Pool 1G2084, 5.786%, 08/01/2037 (a)	302,818	322,474
Pool 1N1628, 5.820%, 06/01/2037 (a)	328,403	354,155
Pool C91000, 6.000%, 11/01/2026	595,492	652,947
Pool D97199, 6.000%, 02/01/2027	628,359	687,413
Pool G30360, 6.000%, 10/01/2027	477,648	522,538
Series 4057, 0.653%, 06/15/2042 (a)	1,806,239	1,823,229
Series 4165, 1.500%, 02/15/2028	994,145	989,626
Series 4170, 1.625%, 02/15/2028	1,481,652	1,489,813
Series 3726, 2.000%, 08/15/2020	2,404,082	2,454,022
Series 4050, 2.000%, 05/15/2041	851,905	859,937
Series 4171, 2.000%, 06/15/2042	996,920	1,006,693
Series 3726, 2.500%, 04/15/2025	483,143	498,314
Series 4088, 2.500%, 12/15/2040	1,949,507	1,993,568
Series 3726, 2.750%, 04/15/2025	1,256,172	1,301,056

	Principal	Fair
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 78.84% (Continued)	Amount	Value
FHLMC - 18.65% (Continued)
Series 3721, 2.750%, 09/15/2030	$319,008	$331,175
Series 4001, 3.000%, 02/15/2027	1,144,714	1,211,012
Series 3743, 3.500%, 10/15/2024	570,041	592,356
Series 3766, 3.500%, 11/15/2024	2,267,048	2,341,092
Series 3789, 3.500%, 07/15/2028	1,071,156	1,108,411
Series 3780, 3.750%, 04/15/2024	624,194	644,228
Series 3659, 4.000%, 04/15/2025	179,764	192,330
Series 2776, 4.000%, 01/15/2034	299,698	319,688
Series 2863, 4.500%, 09/15/2019	42,017	42,130
Series 2827, 4.500%, 01/15/2023	370,191	385,473
Series 3697, 4.500%, 09/15/2031	155,286	159,137
Series 3499, 4.500%, 08/15/2036	564,006	591,513
Series 3828, 4.500%, 03/15/2041	1,309,855	1,398,619
Series 2542, 5.000%, 12/15/2017	321,575	344,062
Series 2941, 5.000%, 05/15/2033	430,852	437,604
Series 3414, 5.000%, 12/15/2036	238,077	245,118
Series 3635, 5.000%, 02/15/2038	1,127,589	1,157,746
Series 3349, 6.000%, 09/15/2036	478,764	525,880
		38,004,017
FNMA - 41.68%
0.500%, 08/21/2018	2,000,000	2,000,386
0.550%, 11/27/2017	2,000,000	2,002,390
0.600%, 11/14/2017	5,000,000	5,047,435
0.625%, 09/26/2017	1,000,000	1,002,537
0.625%, 09/27/2017	1,000,000	1,002,032
0.700%, 08/22/2017	600,000	600,964
0.700%, 01/30/2018	3,000,000	3,000,006
0.750%, 09/12/2017	1,000,000	1,002,665
1.000%, 08/29/2016	2,500,000	2,502,640
1.000%, 09/20/2017	2,500,000	2,507,082
1.050%, 08/28/2017	3,000,000	3,021,816
1.235%, 11/15/2018	2,000,000	2,002,256
1.250%, 09/27/2018	3,000,000	3,007,161
1.330%, 10/24/2019	2,500,000	2,496,082
1.500%, 02/20/2018	2,855,000	2,883,938
3.090%, 09/01/2016	500,000	528,445
5.450%, 10/18/2021 (b)	7,250,000	8,529,262
6.000%, 04/18/2036 (b)	8,150,000	9,545,688
Pool AM2273, 2.110%, 01/01/2020	946,086	980,751
Pool 843024, 2.279%, 09/01/2035 (a)	311,661	330,007
Pool 471546, 2.470%, 05/01/2019	148,180	156,767
Pool 851297, 2.475%, 09/01/2035 (a)	291,448	306,868
Pool MA1168, 2.500%, 09/01/2022	917,076	960,746
Pool 469239, 2.690%, 10/01/2018	610,223	653,367
Pool MA1394, 3.000%, 04/01/2043 (b)	1,500,000	1,541,250
Pool 468919, 3.150%, 08/01/2018	1,100,000	1,198,419
Pool 467390, 4.160%, 03/01/2021	485,838	552,434
Pool 802854, 4.240%, 12/01/2034 (a)	318,119	339,832
Pool 467944, 4.250%, 04/01/2021	1,000,000	1,144,832

	Principal	Fair
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 78.84% (Continued)	Amount	Value
FNMA - 41.68% (Continued)
Pool 826046, 4.320%, 07/01/2035 (a)	$434,799	$464,086
Pool 725647, 4.500%, 07/01/2019	357,930	385,878
Pool 255547, 4.500%, 01/01/2020	366,966	395,619
Pool MA0706, 4.500%, 04/01/2031	695,761	753,865
Pool AI5924, 4.500%, 07/01/2041	688,618	734,935
Pool 735529, 4.730%, 08/01/2034 (a)	372,891	396,333
Pool 254985, 5.000%, 11/01/2023	265,612	291,996
Pool 254192, 5.500%, 02/01/2022	221,833	242,032
Pool 255182, 5.500%, 04/01/2024	302,286	332,454
Pool 257164, 5.500%, 04/01/2028	414,056	452,274
Pool AA3303, 5.500%, 06/01/2038	484,409	529,197
Pool 873849, 5.650%, 07/01/2016	210,000	232,258
Pool 889634, 6.000%, 02/01/2023	428,662	470,691
Pool 256962, 6.000%, 11/01/2027	531,865	588,105
Pool 256651, 6.000%, 03/01/2037	166,194	180,443
Pool 941676, 6.000%, 05/01/2037	323,493	351,229
Pool 256890, 6.000%, 09/01/2037	155,811	169,170
Series 2012-131, 0.554%, 09/25/2042 (a)	1,481,060	1,495,985
Series 2013-6, 1.500%, 01/25/2043	981,926	986,121
Series 2010-116, 2.000%, 08/25/2020	1,268,816	1,303,036
Series 2012-145, 2.000%, 01/25/2033	980,080	976,104
Series 2011-33, 3.000%, 02/25/2038	1,142,060	1,166,971
Series 2011-49, 3.500%, 12/25/2028	1,728,294	1,778,739
Series 2010-149, 3.500%, 11/25/2040 (b)	1,683,996	1,811,348
Series 2010-57, 3.750%, 06/25/2025	492,161	523,579
Series 2010-79, 4.000%, 09/25/2024	428,593	441,885
Series 2011-17, 4.000%, 08/25/2025	573,012	598,906
Series 2010-19, 4.000%, 02/25/2039	1,151,791	1,198,812
Series 2010-15, 4.000%, 03/25/2039	653,656	693,515
Series 2003-80, 4.500%, 08/25/2018	616,608	655,761
Series 2003-74, 4.500%, 08/25/2018	1,351,001	1,439,412
Series 2008-51, 4.500%, 11/25/2022	316,504	327,160
Series 2003-119, 4.500%, 04/25/2033	189,561	200,307
Series 2004-28, 4.500%, 01/25/2034	520,525	570,633
Series 2009-3, 5.000%, 01/25/2049	277,508	298,138
Series 2007-B2, 5.500%, 12/25/2020	8,047	8,131
Series 2007-42, 5.500%, 01/25/2036	249,138	258,196
Series 2006-126, 5.500%, 04/25/2036	46,394	48,390
Series 2001-64, 6.000%, 11/25/2016	337,542	357,782
		84,957,534
GNMA - 8.20%
Pool 005230M, 4.000%, 11/20/2041	1,277,937	1,352,067
Pool 004796M, 4.500%, 09/20/2040	565,478	602,252
Pool 80965, 4.625%, 07/20/2034 (a)	270,074	283,938
Pool 82212, 5.000%, 11/20/2038 (a)	448,798	466,377
Pool 004362M, 5.000%, 02/20/2039	179,888	190,546
Pool 004513M, 5.000%, 08/20/2039	211,398	223,923
Pool 004554M, 5.000%, 10/20/2039	133,587	141,502

	Principal	Fair
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 78.84% (Continued)	Amount	Value
GNMA - 8.20% (Continued)
Pool 80701, 5.375%, 06/20/2033 (a)	$115,208	$121,199
Pool 80825, 5.500%, 02/20/2034 (a)	88,592	92,213
Pool 686743, 5.500%, 05/20/2038	730,402	799,813
Series 2010-112, 2.000%, 03/16/2035	1,531,013	1,559,694
Series 2010-50, 2.500%, 12/20/2038	2,101,509	2,175,445
Series 2010-113, 2.500%, 02/16/2040	845,312	873,699
Series 2011-52, 3.000%, 05/16/2039	934,402	970,915
Series 2011-75, 3.500%, 05/16/2041	757,381	817,356
Series 2009-74, 4.000%, 05/20/2039	757,628	792,975
Series 2009-104, 4.250%, 07/20/2036	459,024	478,191
Series 2008-6, 4.250%, 09/20/2037	585,819	617,207
Series 2010-14, 4.500%, 02/16/2040	739,888	813,890
Series 2010-61, 5.000%, 05/20/2021	1,977,723	2,150,570
Series 2003-97, 5.000%, 05/20/2033	1,092,885	1,192,201
		16,715,973
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $155,654,040)		160,697,132

	Contracts
	(100 shares	Fair
	per contract)	Value
PURCHASED OPTIONS - 0.01%
Put Options - 0.01%
U.S. Treasury 10-Year Note, Future Contract
Expiration: May 2013, Exercise Price $131.00	50	11,719
TOTAL PURCHASED OPTIONS (Cost $24,360)		11,719

	Principal	Fair
	Amount/Shares	Value
SHORT-TERM INVESTMENTS - 19.26%
MONEY MARKET FUNDS - 12.75%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.05% (c)	597	597
Morgan Stanley Institutional Liquidity Fund - Prime Portfolio, 0.10% (c)	4,731,854	4,731,854
Fidelity Institutional Prime Money Market Portfolio, 0.10% (c)	21,251,901	21,251,901
TOTAL MONEY MARKET FUNDS (Cost $25,984,352)		25,984,352

COMMERCIAL PAPER - 4.41%
Abbey National North America, LLC, –%, 08/30/2013	3,000,000	2,995,001
Natixis US Finance Co. LLC, 0.34%, 04/24/2013	2,000,000	1,999,566
Natixis US Finance Co. LLC, 0.34%, 05/17/2013	2,000,000	1,999,203
Societe Generale North America, Inc., 0.35%, 05/23/2013	2,000,000	1,998,989
TOTAL COMMERCIAL PAPER (Cost $8,992,724)		8,992,759

CERTIFICATES OF DEPOSIT - 2.10%
Ally Bank, 1.15%, 08/31/2015	250,000	251,774
American Express Centurion, 1.00%, 07/06/2015	250,000	251,195
Bank of Baroda, 0.65%, 12/20/2013	250,000	250,324
Bank Of China (NY), 0.60%, 03/26/2014	250,000	250,067
Beal Bank USA, 0.40%, 12/18/2013	250,000	249,882
BMW Bank North America, 0.75%, 09/22/2014	250,000	250,876
Discover Bank, 1.65%, 08/29/2017	250,000	254,610
Doral Bank, 0.50%, 07/31/2014	250,000	249,777

	Principal	Fair
	Amount/Shares	Value
SHORT-TERM INVESTMENTS - 19.26% (Continued)
CERTIFICATES OF DEPOSIT - 2.10% (Continued)
Firstbank Puerto Rico, 0.80%, 11/03/2014	$250,000	$250,846
GE Capital Bank, 1.35%, 08/24/2016	250,000	251,603
GE Capital Bank, 1.65%, 08/24/2017	250,000	253,555
Sovereign Bank, 0.75% 14, 10/17/2014	250,000	250,000
State Bank of India/NY, 0.75%, 01/26/2015	250,000	249,994
Safra National Bank, 0.40%, 12/30/2013	250,000	249,854
Sallie Mae Bank/Murray, 1.70%, 08/29/2017	250,000	254,168
Mizrahi Tefahot Bank/LA, 0.35%, 06/19/2013	250,000	249,986
Goldman Sachs Bank USA, 1.70%, 08/29/2017	250,000	252,558
TOTAL CERTIFICATES OF DEPOSIT (Cost $4,250,000 )		4,271,069
TOTAL SHORT-TERM INVESTMENTS (Cost $39,227,076)		39,248,180

Total Investments (Cost $194,905,476) - 98.11%		199,957,031
Other Assets in Excess of Liabilities - 1.89%		3,857,067
TOTAL NET ASSETS - 100.00%		$203,814,098

FOOTNOTES
Percentages are stated as a percent of net assets.

(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of March 31, 2013.
(b)	Securities for which market quotations are not readily available are valued at fair value determined by the Adviser and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees.
The total fair value of such securities at March 31, 2013 is $36,589,198 which represents 17.95% of total net assets.
(c)	The rate listed is the fund's 7-day yield as of March 31, 2013.

The following information for the Fund is presented on an income tax basis as of March 31, 2013*:

Cost of Investments	$194,905,476
Gross Unrealized Appreciation	5,119,184
Gross Unrealized Depreciation	(67,629)
Net Unrealized Gain/(Loss)	$5,051,555

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the  Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The CORE Fund
SCHEDULE OF SHORT FUTURES CONTRACTS
March 31, 2013 (Unaudited)

Number		Unrealized
of Contracts		Depreciation

240	U.S. Treasury 10-Year Note Futures Contract	(64,977)
	Expiring June 2013 (Underlying Face Amount at Fair Value $31,676,250)

As of March 31, 2013, margin deposits of $367,974 have been pledged in connection with written options and open short futures contracts, a portion of which represents the required collateral for written options contracts.

THE CORE FUND
SCHEDULE OF WRITTEN OPTIONS
March 31, 2013 (Unaudited)

	Contracts
	(100 shares	Fair
CALL OPTIONS - 0.03%	per contract)	Value
U.S. Treasury 10-Year Note, May Futures Contract
Expiration: May 2013, Exercise Price: $132.00	50	28,125
TOTAL OPTIONS WRITTEN (Premiums received $26,421)		$28,125

As of March 31, 2013, margin deposits of $367,974 have been pledged in connection with written options and open short futures contracts, a portion of which represents the required collateral for written options contracts.

Summary of Fair Value Exposure at March 31, 2013 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than the quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using prices furnished by a pricing service.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities. U.S. government and agency securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities. In cases were the Advisor has decided that the price provided by the pricing service does not accurately reflect fair value, the Adviser will value U.S. government and agency obligations based on a methodology which incorporates the security's yield based on its stated call date, estimated weighted average life of the security, and the yields of newly issued securities with similar terms and maturity dates relative to the security's call provisions.  The significant unobservable inputs used in the fair value measurement of Agency issued debt are yield spreads of Agency issued debt to U.S. government securities (in the absence of trading volume in such Agency issued securities).  The fair value measure applies a yield-to-maturity or yield-to-call to Agency issued debt at a spread to comparable maturing Treasuries.  A significant increase (decrease) in the yield spread of Agency issued debt over Treasury issued debt would result in a decrease (increase) in the fair value measure. Securities priced using these methodologies have generally been categorized as Level 3.

Asset Backed Securities - The fair value of asset backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield, and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.  The Adviser also considers additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances in developing its estimate of fair value.  To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Open-End Mutual Funds - Investments in open-end mutual funds, including money market funds, are generally valued at their net asset value per share provided by the service agent of the Fund and would be categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities – Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Demand Notes, Commercial Paper and Certificates of Deposit - Short-term demand notes and certificates of deposit maturing within 60 days or less are stated at amortized cost, which approximates fair value, or using prices furnished by a pricing service using market inputs if their maturity is greater than 60 days.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Derivative Instruments - Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The Fund’s securities are generally valued utilizing an independent pricing service.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board.

Regardless of the method employed to value a particular security, all valuations are subject to review by the Fund’s Board of Trustees or its designee.  In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on a (i) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (ii) yield to maturity with respect to debt issues, or a combination of these and other methods.  To the extent that valuation of these securities is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3.  Fair value pricing models are reviewed monthly.  The outcomes of the pricing models are compared to significant observable market activity, if any exists, and to market valuations of any similar newly issued securities.  Market resources are continually monitored to evaluate unobservable inputs such as general market commentary from financial institutions, commentary and reports from credit rating agencies and the financial reporting from issuers.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following table is a summary of the inputs used to value the Fund’s assets and liabilities measured at fair value as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations**	$-	$124,107,934	$36,589,198	$160,697,132
Purchased Options	11,719	-	-	11,719
Short-Term Investments**	25,984,352	13,263,828	-	39,248,180
Total	$25,996,071	$137,371,762	$36,589,198	$199,957,031
Other Financial Instruments*
Futures Contracts	$(64,977)	$-	$-	$(64,977)
Written Options	$28,125	$-	$-	$28,125

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the instrument.

** Refer to Schedule of Investments for further classifications of U.S. Government & Agency Obligations and Short-Term Investments.

There were no transfers into or out of Level 1 during the period.

Level 2 Reconciliation Disclosure	U.S. Government &
The following amounts were transfers in/(out) of Level 2 assets:	Agency Obligations

Transfers into Level 2	$2,474,022
Transfers out of Level 2	(3,910,250)
Net transfers in and/or (out) of Level 2	$(1,436,228)

Transfers into Level 2 from Level 3 were the result of securities which were valued utilizing the Adviser's model which are currently being priced by an independent third party service provider using observable inputs.

Transfers were made into Level 3 from Level 2 because securities which were priced by an independent third party service provider using observable inputs are currently being manually priced utilizing the Adviser's model.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	U.S. Government & Agency Obligations	Total Investments in Securities
Balance as of December 31, 2012	$65,298,806	$65,298,806
Accretion/(Amortization)	(333,118)	(333,118)
Realized gain (loss)	1,141,748	1,141,748
Change in unrealized appreciation (depreciation)	(1,422,027)	(1,422,027)
Purchases	-	-
(Sales)	(29,532,439)	(29,532,439)
Transfers into Level 3	3,910,250	3,910,250
Transfers out of Level 3	(2,474,022)	(2,474,022)
Balance as of March 31, 2013	$36,589,198	$36,589,198

Change in unrealized appreciation (depreciation) during the period of Level 3 investments
held at March 31, 2013.			$(1,302,215)

Transfers between levels are recognized as of the end of the reporting period.

Significant Unobservable Inputs
Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of March 31, 2013, are as follows:

Description	Fair Value at 3/31/13	Valuation Techniques	Unobservable Input	Range (Weighted Avg.)
U.S. Government & Agency Obligations	$36,589,198	Yield spreads	Yield Spreads	0.10% - 1.30%	(0.70%)

Derivatives at March 31, 2013 (Unaudited)
The Adviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as futures), and options on futures contracts, to hedge the portfolio from interest rate risk. The Adviser uses instruments to extend the Fund's duration when interest rates are expected to decline or reduce the Fund's duration when interest rates are expected to rise.  The main purpose of utilizing these derivative instruments is to reduce the volatility of the Fund's NAV.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging ("ASC 815"). ASC 815 requires enhanced disclosures about the Fund's use of and accounting for derivative instruments and the effect of derivative instruments on the Fund's results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information

The average monthly market value of purchased and written options during the three months ended March 31, 2013 were $7,031 and $11,458, respectively. The average monthly notional amount of short futures contracts during the three months ended March 31, 2013 was $27,747,546.

Transactions in written options contracts for the period ended March 31, 2013, are as follows:

	Number of	Premiums
	Contracts	Received
Outstanding at December 31, 2012	-	$-
Options written	400	90,307
Options closed	(50)	(14,702)
Options expired	(300)	(49,184)
Options exercised	-	-
Outstanding at March 31, 2013	50	$26,421

Values of Derivative Instruments as of March 31, 2013:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Interest Rate Contracts - Options	Investments, at fair value	$11,719	Options written, at value	$28,125
Interest Rate Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	($64,977)	N/A	$-
Total		($53,258)		$28,125

*Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Short Futures Contracts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  WY Funds

By (Signature and Title)  /s/ M. Brent Wertz
M. Brent Wertz, President/Principal Executive Officer

Date   5/22/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ M. Brent Wertz
M. Brent Wertz, President/Principal Executive Officer and Treasurer/Principal Financial Officer

Date 5/22/2013